Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

	As of December 31,
(in thousands)	2018	2019
Prepaid advertising	€6,267	€2,148
Other prepaid expenses	1,341	2,076
Other assets	738	383
Total	€8,346	€4,607